Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 13 — Subsequent events

The Group evaluated all events and transactions that occurred after December 31, 2025 up through the date the Group issued the unaudited condensed consolidated financial statements. There were no subsequent events occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements other than those set forth below.

On January 21, 2026, the Company entered into a termination agreement with the 2025 Investors (as defined below), pursuant to which all the obligations under (i) that certain securities purchase agreement, dated as July 11, 2025, and amended on September 12, 2025, by and among the Company and the investors (the “2025 Investors”); and (ii) that certain registration rights agreement dated as of July 11, 2025, by and between the Company and each of the 2025 Investors were terminated.

On January 15, 2026, the Company entered into a securities purchase agreement (the “2026 SPA”) with certain non-U.S. investors (collectively, the “2026 Purchasers”), pursuant to which the Company agreed to sell and the 2026 Purchasers agreed to purchase an aggregate of 3,800,000 Class A Ordinary Shares of the Company, at a purchase price of US$0.66 per Ordinary Share, which is 40% of the closing price of the Class A Ordinary Shares as of January 14, 2026 (the “2026 PIPE Transaction”).

The Company also entered into a registration rights agreement, dated January 15, 2026 (the “2026 RRA”) with each of the 2026 Purchasers, pursuant to which the Company has agreed to file a registration statement to register for resale by the 2026 Purchasers the Ordinary Shares they purchased in the 2026 PIPE Transaction. Such registration statement was filed with the United States Securities and Exchange Commission (the “SEC”) on March 11, 2026 and was declared effective on March 19, 2026.

On March 30, 2026, the Company’s board of directors resolved the Company could prepare, execute and file with the SEC, a registration statement on Form F-3, including the base prospectus and any and all exhibits and other documents relating thereto, for the registration under the Securities Act of 1933, as amended (the “Securities Act”), of the offer and sale by the Company from time to time, pursuant to Rule 415 under the Securities Act, of any combination of (i) Class A Ordinary Shares (the “Equity Securities”), (ii) debt securities of the Company (the “Debt Securities”), in one or more series, (iii) warrants of the Company to purchase Equity Securities or Debt Securities (the “Warrants”), (iv) rights to purchase Equity Securities, Debt Securities, Warrants, or Units as defined below (the “Rights”), and (v) units consisting of combinations of one or more of the foregoing (the “Units”, and together with the Equity Securities, Debt Securities, Warrants and Rights, the “Securities”), for a maximum aggregate offering price of $200,000,000. This is a shelf registration statement. There is no assurance there will be any take down offerings to occur from such shelf registration statement when and after it is declared effective by the SEC.